Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Cash flows from operating activities:
Net income before tax	$ 69,190	$ 2,117,920	$ 7,671,710	$ 4,721,086
Adjustments to reconcile net income before tax to net cash provided by operating activities:
Depreciation	1,631,773	49,948,589	50,965,120	49,691,035
Amortization	68,609	2,100,130	2,133,726	2,292,566
Expected credit losses	13,369	409,237	0	0
Bad debt expense (reversal)	0	0	(1,752)	125
Net (gain) loss of financial assets and liabilities at fair value through profit or loss	38,149	1,167,735	(598,270)	(150,770)
Interest expense	90,450	2,768,672	2,406,872	1,249,583
Interest income	(25,776)	(789,001)	(353,159)	(293,790)
Dividend income	(19,679)	(602,375)	(522,428)	(606,193)
Share-based payment	22,727	695,669	0	0
Share of loss (profit) of associates and joint ventures	20,146	616,665	(157,837)	315,666
Gain on disposal of property, plant and equipment	(4,467)	(136,743)	(82,397)	(73,014)
Gain on disposal of other assets	0	0	(6,601)	0
(Gain) loss on disposal of investments	630	19,286	(1,269,369)	(2,097,818)
Impairment loss on financial assets	0	0	950,335	785,345
Impairment loss on non-financial assets	1,510	46,225	0	1,292,229
Exchange loss (gain) on financial assets and liabilities	39,778	1,217,590	(2,432,098)	1,308,669
Bargain purchase gain in acquisition of additional shares of equity investees	0	0	(5,130)	0
Amortization of deferred government grants	(126,943)	(3,885,722)	(1,469,616)	(118,757)
Income and expense adjustments	1,750,276	53,575,957	49,557,396	53,594,876
Changes in operating assets and liabilities:
Financial assets and liabilities at fair value through profit or loss	25,798	789,666	520,335	(100)
Contract assets	(11,680)	(357,515)	0	0
Notes receivable and accounts receivable	(45,170)	(1,382,668)	1,587,562	(3,690,072)
Other receivables	20,200	618,317	(261,834)	(366,675)
Inventories	(1,519)	(46,497)	(1,565,132)	517,760
Other current assets	24,290	743,519	(4,397,764)	(8,640,111)
Contract fulfillment costs	(14,666)	(448,933)	0	0
Contract liabilities	(98,677)	(3,020,517)	0	0
Notes and accounts payable	8,397	257,044	(185,907)	933,164
Other payables	(10,856)	(332,290)	727,300	370,635
Other current liabilities	7,026	215,062	1,803,309	1,397,687
Net defined benefit liabilities	(863)	(26,405)	(14,562)	2,200
Other noncurrent liabilities	0	0	(209,250)	(149,637)
Cash generated from operations	1,721,746	52,702,660	55,233,163	48,690,813
Interest received	21,783	666,774	329,194	303,631
Dividend received	25,553	782,157	584,612	794,484
Interest paid	(72,568)	(2,221,301)	(1,905,718)	(1,016,329)
Income tax paid	(32,516)	(995,314)	(1,766,856)	(2,322,102)
Net cash provided by operating activities	1,663,998	50,934,976	52,474,395	46,450,497
Cash flows from investing activities:
Acquisition of financial assets at fair value through profit or loss	(19,391)	(593,563)	(138,022)	(246,624)
Proceeds from disposal of financial assets at fair value through profit or loss	35	1,061	18,789	167,580
Acquisition of available-for-sale financial assets	0	0	(998,216)	(322,177)
Proceeds from disposal of available-for-sale financial assets	0	0	2,159,636	3,626,315
Acquisition of financial assets measured at cost	0	0	(14,419)	(81,517)
Proceeds from disposal of financial assets measured at cost	0	0	361	575,860
Acquisition of investments accounted for under the equity method	(27,442)	(840,000)	(204,280)	(840,000)
Increase in prepayment for investments	0	0	(17,200)	0
Proceeds from capital reduction and liquidation of investments	2,019	61,800	2,101,791	221,646
Disposal of subsidiaries	(321)	(9,813)	0	0
Derecognition of hedging financial assets and liabilities	(84)	(2,572)	0	0
Acquisition of property, plant and equipment	(639,989)	(19,590,075)	(44,236,276)	(91,560,639)
Proceeds from disposal of property, plant and equipment	6,566	200,991	119,613	77,607
Increase in refundable deposits	(54,720)	(1,674,984)	(109,627)	(826,845)
Decrease in refundable deposits	22,601	691,807	424,706	1,138,869
Acquisition of intangible assets	(27,399)	(838,675)	(1,283,938)	(1,554,251)
Government grants related to assets acquisition	232,923	7,129,770	6,755,920	9,566,327
Increase in other noncurrent assets	(1,190)	(36,440)	(30,294)	(572,209)
Decrease in other noncurrent assets	35	1,090	35,864	544,186
Net cash used in investing activities	(506,357)	(15,499,603)	(35,415,592)	(80,085,872)
Cash flows from financing activities:
Increase in short-term loans	719,406	22,021,005	48,804,321	48,085,068
Decrease in short-term loans	(1,120,851)	(34,309,253)	(42,925,604)	(32,955,646)
Proceeds from bonds issued	0	0	13,700,000	0
Bonds issuance costs	0	0	(15,785)	0
Redemption of bonds	(245,018)	(7,500,000)	(7,500,000)	0
Proceeds from long-term loans	24,779	758,500	12,000,708	24,628,607
Repayments of long-term loans	(86,204)	(2,638,697)	(7,602,596)	(7,624,030)
Increase in guarantee deposits	6,973	213,432	194,555	9,290
Decrease in guarantee deposits	(4,094)	(125,301)	(84,192)	(19,524)
Increase in other financial liabilities	0	0	0	15,979,088
Cash dividends	(279,572)	(8,557,684)	(6,103,195)	(6,906,726)
Treasury stock acquired	(200,858)	(6,148,273)	0	(2,395,793)
Treasury stock sold to employees	72,003	2,204,000	0	0
Acquisition of non-controlling interests	0	0	(1,308,614)	(5,028)
Change in non-controlling interests	19,516	597,385	1,994	183
Net cash provided by (used in) financing activities	(1,093,920)	(33,484,886)	9,161,592	38,795,489
Effect of exchange rate changes on cash and cash equivalents	1,198	36,680	(2,124,804)	(871,566)
Net increase in cash and cash equivalents	64,919	1,987,167	24,095,591	4,288,548
Cash and cash equivalents at beginning of year	2,668,232	81,674,572	57,578,981	53,290,433
Cash and cash equivalents at end of year	$ 2,733,151	$ 83,661,739	$ 81,674,572	$ 57,578,981